Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of fair values for stock-based awards granted using the Black-Scholes option pricing model

The fair values for option awards granted in 2011, 2010 and 2009 were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2011	2010	2009
Weighted-average fair value of grants	$5.63	$5.30	$2.21
Risk-free interest rate (range)	1.4% - 3.0%	1.4% - 2.6%	1.1% - 2.7%
Dividend yield (range)	3.4% - 4.9%	4.2% - 5.6%	8.6% - 24.9%
Expected life (range)	7 years	4 - 5 years	3 - 6 years
Expected volatility (range)	52.1% - 69.0%	87.0% - 97.8%	58.0% - 93.8%

Summary of stock option activity

The following table reflects the stock option activity described above (aggregate intrinsic value in thousands):

			Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	Number of Options
	Employees	Directors
	(thousands)
Balance December 31, 2008	2,185	32	$41.97
Granted	1,415	—	6.00
Exercised	(149)	—	5.83
Forfeited	(121)	(10)	25.10

Balance December 31, 2009	3,330	22	$29.02
Granted	373	—	10.37
Exercised	(212)	—	6.02
Forfeited	(268)	(2)	30.21

Balance December 31, 2010	3,223	20	$28.28
Granted	276	—	13.72
Exercised	(192)	—	6.39
Forfeited	(624)	(10)	41.02

Balance December 31, 2011	2,683	10	$25.35	5.8	$5,552

Options exercisable at December 31,
2011	2,230	10	$28.00	5.2	$5,177
2010	2,900	20	$30.27	5.8	$8,035
2009	3,329	22	$29.02	6.8	$3,947

Summary of characteristics of options outstanding

The following table summarizes the characteristics of the options outstanding at December 31, 2011 (in thousands):

Options Outstanding
Range of Exercise Prices	Outstanding as of 12/31/11	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price
				Options Exercisable
				Exercisable as of 12/31/11	Weighted- Average Exercise Price
$ 0.00-$6.50	813	6.8	$6.01	813	$6.01
$ 6.51-$12.50	298	8.2	10.33	95	10.34
$12.51-$29.50	385	6.2	16.95	135	22.71
$29.51-$49.50	827	4.2	38.22	827	38.22
$49.51-$69.50	370	4.8	59.88	370	59.88

	2,693	5.8	$25.35	2,240	$28.00

Activities for unvested stock option awards

The following table reflects the activity for unvested stock option awards for the years ended (in thousands):

	Options	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2010	323	$5.22
Granted	276	5.42
Vested	(104)	5.23
Forfeited	(42)	5.23

Unvested at December 31, 2011	453	$5.34

Activities for unvested restricted stock awards

The following table reflects the activity for unvested restricted stock awards for the year ended December 31, 2011 (awards in thousands):

	Awards	Weighted- average Grant Date Fair Value
Unvested at December 31, 2010	1,146	$6.97
Granted	238	13.73
Vested	(508)	6.91
Forfeited	(148)	6.41

Unvested at December 31, 2011	728	$9.31

Activities for unvested VSEP awards

The following table reflects the activity for unvested VSEP awards for the year ended (in thousands):

	Awards	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2010	714	$11.35
Granted	1,442	14.16
Vested	(764)	13.09
Forfeited	(210)	12.94

Unvested at December 31, 2011	1,182	$13.34

VSEP awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of fair values for stock-based awards granted using the Black-Scholes option pricing model

The fair value of the VSEP grants was estimated on the date of grant using a Monte Carlo approach model based on the following assumptions:

Range
Risk-free interest rate	1.9%
Dividend yield	6.2%
Expected life	3.4 years
Expected volatility	88%